Restatement of March 31, 2018 (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Refundable deposits description	These refundable deposits will remain refundable for 2 years. In certain circumstances, fee for services not fully receive in 2 years, deposit received will be forfeited and hence, will be recognized to Income Statement as Other Income.	These refundable deposits will remain refundable for 2 years. In certain circumstances, fee for services not fully receive in 2 years, deposit received will be forfeited and hence, will be recognized to Income Statement as Other Income.
Other receivables, prepayments and deposits	$ 12,818	$ 35,270		$ 84,994
Other payables and accrued liabilities increased	268,513	210,468		81,872
Deferred income, net	232,387	127,403		188,342
Cash and cash equivalents	$ 14,572	$ 36,304	$ 107,681	303,796	$ 360,760
Accounts payables reduced				755
Accrued commission				745
Amounts due to a director				1,605
US VR Global.Inc [Member]
Partial payment from trade receivable				622
US VR Global.Inc [Member] | Understated [Member]
Ommission, investment				622
US VR Global.Inc [Member] | Overstated [Member]
Trade receivables				622
Staff Advance [Member]
Purchase of equipment				122
Previously Reported [Member]
Refundable deposits description			These Refundable Deposits will remain refundable for 2 years. The Company will recognize Refundable Deposits to revenue each time the participants attend the workshop. In certain circumstances, fee for services not fully receive in 2 years, deposit received will be forfeited and hence, will be recognized to Income Statement as Other Income.
Other receivables, prepayments and deposits				137,091
Other payables and accrued liabilities increased				64,207
Deferred income, net				249,159
Cash and cash equivalents				302,855
Accounts payables reduced				$ 860